INCOME TAXES 6 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	$ 90	$ 82	$ 72
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	37	26	2
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	(24)	(1)
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	5	7	10
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(15)	(1)	(1)
Unrecognized Tax Benefits, Balance as of December 31	117	90	82
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(114)	(86)	(81)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	21	19	16
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(4)	1	0
Unrecognized Tax Benefits, Income Tax Penalties Expense	(3)	0	0
Unrecognized Tax Benefits Interest On Income Taxes Accrued	0	4
Unrecognized Tax Benefits Income Tax Penalties Accrued	0	3
Unrecognized Deferred Tax Liability Related to basis difference and consisting of cumulative undistributed earnings	3,600
Deferred Income Tax To Be Recorded That We Expect To Reinvest Undistributed Earnings	3,600
San Diego Gas and Electric Company [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	17	12	7
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2	7	1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	0	(4)	0
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	0	2	4
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(5)	0	0
Unrecognized Tax Benefits, Balance as of December 31	14	17	12
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(11)	(14)	(12)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	6	11	12
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(1)	0	0
Unrecognized Tax Benefits Interest On Income Taxes Accrued	0	1
Southern California Gas Company [Member]
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	13	5	0
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2	4	0
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	4	5	5
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	0	(1)	0
Unrecognized Tax Benefits, Balance as of December 31	19	13	5
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	(19)	(13)	(5)
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	15	8	4
Unrecognized Tax Benefits, Interest on Income Taxes Expense	0	(1)	0
Unrecognized Tax Benefits Interest On Income Taxes Accrued	$ 0	$ 0